SHARE-BASED COMPENSATION (Details 2)	Dec. 31, 2018 CAD ($) shares yr	Dec. 31, 2017 CAD ($) shares
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average remaining contractual life | yr	2.91
Stock options outstanding | shares	13,865,193	11,799,650
Weighted average exercise price per share | $	$ 0.83	$ 0.94
$0.50 to $0.99
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average remaining contractual life | yr	3.28
Stock options outstanding | shares	11,797,193
Weighted average exercise price per share | $	$ 0.74
$1.00 to $1.19
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average remaining contractual life | yr	1.19
Stock options outstanding | shares	1,202,000
Weighted average exercise price per share | $	$ 1.09
$1.20 to $1.39
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average remaining contractual life | yr	.35
Stock options outstanding | shares	11,000
Weighted average exercise price per share | $	$ 1.33
$1.40 to $1.99
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average remaining contractual life | yr	.18
Stock options outstanding | shares	855,000
Weighted average exercise price per share | $	$ 1.82